Document and Entity Information	Jun. 23, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 23, 2026
Entity Registrant Name	TEAMSHARES INC
Entity Tax Identification Number	61-2235506
Entity Address Address Line 1	214 Sullivan Street
Entity Address Address Line 2	3B
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10012
City Area Code	516
Local Phone Number	916-7844
Entity Information Former Legal Or Registered Name	Live Oak Acquisition Corp. V
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002048951
Amendment Flag	false
Entity Incorporation State Country Code	DE
Entity File Number	001-42540
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	4921 William Arnold Road
Entity Address City Or Town	Memphis
Entity Address State Or Province	TN
Entity Address Postal Zip Code	38117
City Area Code	901
Local Phone Number	270-3107
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	TMS
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	TMSWW
Security Exchange Name	NASDAQ